SCHEDULE OF LINE OF CREDIT (Details)	Sep. 30, 2021 USD ($)
Line of Credit Facility [Line Items]
Line of Credit, Current	$ 5,884,175
Huaxia Bank [Member]
Line of Credit Facility [Line Items]
Line of Credit, Current	1,548,467
Qishang Bank [Member]
Line of Credit Facility [Line Items]
Line of Credit, Current	1,548,467
Bohai Bank [Member]
Line of Credit Facility [Line Items]
Line of Credit, Current	2,013,007
S P D Bank [Member]
Line of Credit Facility [Line Items]
Line of Credit, Current	$ 774,234